Mining royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 17,733	$ 12,974	$ 11,749
Sindicato Minero de Orcopampa S.A., note 31(b) [Member]
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	11,053	6,970	6,180
Royalties paid to the Peruvian State [Member]
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 6,680	$ 6,004	$ 5,569